Document And Entity Information	Aug. 06, 2026
Document Information [Line Items]
Entity, Registrant Name	APYX MEDICAL CORPORATION
Document, Type	8-K
Document, Period End Date	Aug. 06, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-31885
Entity, Tax Identification Number	11-2644611
Entity, Address, Address Line One	5115 Ulmerton Road
Entity, Address, City or Town	Clearwater
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33760
City Area Code	727
Local Phone Number	384-2323
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	APYX
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000719135